NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 4.1%
-------------------------------------------------------------------------
     $  500        Carbon County, PA, IDA, (Panther Creek
                   Partners), (AMT), 6.65%, 5/1/10           $    532,250
        650        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                 654,946
      1,195        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                        1,218,219
        800        Pennsylvania EDA, (Resource Recovery-
                   Northampton), (AMT), 6.75%, 1/1/07             821,528
      1,400        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10      1,469,860
-------------------------------------------------------------------------
                                                             $  4,696,803
-------------------------------------------------------------------------
Education -- 2.1%
-------------------------------------------------------------------------
     $  200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                             $    202,836
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                        895,313
      1,700        University of Illinois, 0.00%, 4/1/15          850,017
      1,000        University of Illinois, 0.00%, 4/1/16          468,280
-------------------------------------------------------------------------
                                                             $  2,416,446
-------------------------------------------------------------------------
Electric Utilities -- 2.6%
-------------------------------------------------------------------------
     $1,000        New Hampshire Business Finance Authority
                   Pollution Control, (Central Maine Power
                   Co.), 5.375%, 5/1/14                      $    983,820
      1,000        North Carolina Municipal Power Agency,
                   (Catawba), 6.375%, 1/1/13                    1,055,090
      1,000        San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                             893,790
-------------------------------------------------------------------------
                                                             $  2,932,700
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 13.5%
-------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13    $    318,981
        140        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/04,
                   6.00%, 7/1/08                                  154,543
        705        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                        751,749
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11                               1,675,380
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                 898,352
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
     $3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17       $  3,870,300
        780        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11           892,921
        293        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02          297,214
      1,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/13          1,036,580
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20(1)       2,980,230
      1,195        North Carolina Eastern Municipal Power
                   Agency, Escrowed to Maturity,
                   4.00%, 1/1/18                                1,069,059
        545        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12        586,900
        905        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                    1,009,102
-------------------------------------------------------------------------
                                                             $ 15,541,311
-------------------------------------------------------------------------
General Obligations -- 8.0%
-------------------------------------------------------------------------
     $  495        Detroit, MI, 6.40%, 4/1/05                $    535,872
      2,000        Detroit, MI, 6.50%, 4/1/02                   2,000,740
      1,000        Edcouch Elsa, TX, Independent School
                   District, (PSF), 4.75%, 8/15/22                907,000
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                  493,775
      1,800        Klein, TX, Independent School District,
                   5.00%, 8/1/15                                1,795,536
      1,650        McAllen, TX, Independent School
                   District, (PSF), 4.50%, 2/15/18              1,496,995
        265        New Fairfield, CT, 4.90%, 8/1/13               271,596
      1,000        New Jersey, 5.25%, 7/1/15                    1,043,190
        750        Ohio, 0.00%, 8/1/08(2)                         566,287
        115        Puerto Rico, 0.00%, 7/1/08                      87,633
-------------------------------------------------------------------------
                                                             $  9,198,624
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.3%
-------------------------------------------------------------------------
     $2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                $  1,918,340
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      143,500
        571        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36                  567,574
-------------------------------------------------------------------------
                                                             $  2,629,414
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Hospital -- 6.1%
-------------------------------------------------------------------------
     $  550        Colorado Health Facilities Authority,
                   (Parkview Medical Center), 5.75%, 9/1/09  $    570,466
        500        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                 506,055
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                               1,722,950
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                  125,978
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                 739,305
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.00%, 10/1/05                                 103,418
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.10%, 10/1/06                                 103,962
        225        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.20%, 10/1/07                                 234,857
      1,000        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                               1,031,860
        400        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                    383,576
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                        440,973
      1,000        Sullivan County, TN, Health Educational
                   and Housing Facility Board, (Wellmont
                   Health System ), 6.75%, 9/1/15               1,059,200
-------------------------------------------------------------------------
                                                             $  7,022,600
-------------------------------------------------------------------------
Housing -- 3.8%
-------------------------------------------------------------------------
     $  600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                             $    588,918
      1,005        Illinois Development Finance Authority,
                   Elderly Housing, (Mattoon Tower),
                   (Section 8), 6.35%, 7/1/10                   1,015,151
        235        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.40%, 2/1/03                                  235,451
      1,145        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.65%, 2/1/06                                1,149,855
        710        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                  714,430
        385        Texas Student Housing Corp., (University
                   of Northern Texas), 6.75%, 7/1/16              377,539
        250        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06             247,875
-------------------------------------------------------------------------
                                                             $  4,329,219
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Industrial Development Revenue -- 9.2%
-------------------------------------------------------------------------
     $  520        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $    529,344
        445        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                          469,858
        500        Cartersville, GA, Development Authority
                   Waste and Wastewater Facility,
                   (Anheuser-Busch ), (AMT), 5.10%, 2/1/12        499,775
        625        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                    625,944
        250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                                  251,035
      1,500        Houston, TX, Industrial Development
                   Corp., (AMT), 6.375%, 1/1/23                 1,470,075
      1,000        Illinois Development Finance Authority
                   PCR, (AMT), 5.00%, 6/1/28                      987,250
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                         836,685
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                 480,270
        485        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                          495,015
        750        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Los Angeles
                   International Terminal Four),
                   7.125%, 12/1/24                                728,025
      1,000        Michigan Job Development Authority,
                   (General Motors Corp.), PCR,
                   5.55%, 4/1/09                                1,000,210
      1,041        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12(2)                       148,360
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                 478,015
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  912,500
        500        Peru, IL, (Freightways Corp.),
                   5.25%, 11/1/03                                 508,175
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                 12,873
         24        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                 11,625
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                 54,973
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                              1,258
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                                492
-------------------------------------------------------------------------
                                                             $ 10,501,757
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Education -- 0.2%
-------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $    219,860
-------------------------------------------------------------------------
                                                             $    219,860
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.5%
-------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT), 5.35%, 12/1/16  $    760,590
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/11                                  533,775
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/12                                  534,010
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                       1,046,430
-------------------------------------------------------------------------
                                                             $  2,874,805
-------------------------------------------------------------------------
Insured-General Obligations -- 4.4%
-------------------------------------------------------------------------
     $  250        Brighton, MI, School District, (AMBAC),
                   0.00%, 5/1/20                             $     91,398
        150        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                 149,999
      1,000        Hillsborough Township, NJ, School
                   District, (FSA), 5.375%, 10/1/18             1,044,670
      1,470        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25                                1,435,499
      1,400        Springfield, OH, City School District,
                   (FGIC), 5.00%, 12/1/17                       1,385,664
      2,000        St. Louis, MO, Board of Education,
                   (FSA), 0.00%, 4/1/16                           948,380
-------------------------------------------------------------------------
                                                             $  5,055,610
-------------------------------------------------------------------------
Insured-Hospital -- 2.8%
-------------------------------------------------------------------------
     $  375        Akron, Bath and Copley, OH, Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/15           $    384,034
      1,180        Akron, Bath and Copley, OH, Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/16              1,199,647
      2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                       1,676,760
-------------------------------------------------------------------------
                                                             $  3,260,441
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.6%
-------------------------------------------------------------------------
     $2,000        Forsyth, MT, PCR, (Avista Corp.),
                   (AMBAC), 5.00%, 10/1/32                   $  2,000,420
        500        Monroe County, MI, (Detroit Edison),
                   (AMBAC), (AMT), 6.35%, 12/1/04                 536,480
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Industrial Development Revenue (continued)
-------------------------------------------------------------------------
     $  400        Piedmont, SC, Municipal Power Agency,
                   (MBIA), 5.00%, 1/1/15                     $    396,064
-------------------------------------------------------------------------
                                                             $  2,932,964
-------------------------------------------------------------------------
Insured-Miscellaneous -- 0.9%
-------------------------------------------------------------------------
     $1,000        Missouri Development Finance Board
                   Cultural Facility, (Nelson Gallery
                   Foundation), (MBIA), 5.25%, 12/1/14       $  1,038,750
-------------------------------------------------------------------------
                                                             $  1,038,750
-------------------------------------------------------------------------
Insured-Transportation -- 11.3%
-------------------------------------------------------------------------
     $  600        Connecticut Airport, (Bradley
                   International Airport), (FGIC),
                   7.40%, 10/1/04                            $    644,490
      1,000        Denver, CO, City and County Airport,
                   (FSA), (AMT), 5.00%, 11/15/11                1,001,840
      1,000        Houston, TX, Airport System, (FGIC),
                   (AMT), 5.50%, 7/1/12                         1,031,530
      2,000        Kenton County, KY, Airport,
                   (Cincinnati/Northern Kentucky), (MBIA),
                   (AMT), 5.625%, 3/1/13                        2,078,520
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities, (AMBAC),
                   5.00%, 7/1/20                                  994,590
      1,000        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (FGIC),
                   4.50%, 4/1/18                                  937,490
        500        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (MBIA),
                   5.00%, 7/1/17                                  502,530
      1,430        Minneapolis and St. Paul, MN,
                   Metropolitan Airports Commission
                   Airport, (FGIC), (AMT), 6.00%, 1/1/11        1,532,917
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                               1,057,110
      2,000        Port Authority NY and NJ, (MBIA), (AMT),
                   5.50%, 10/15/06                              2,129,120
      1,000        Port Seattle, WA, (MBIA), (AMT),
                   6.00%, 2/1/11                                1,072,530
-------------------------------------------------------------------------
                                                             $ 12,982,667
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.6%
-------------------------------------------------------------------------
     $2,000        Honolulu, HI, Wastewater System, (FGIC),
                   0.00%, 7/1/11                             $  1,274,100
        630        Kannapolis, NC, Water & Sewer, (FSA),
                   4.50%, 2/1/12                                  603,584
-------------------------------------------------------------------------
                                                             $  1,877,684
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Miscellaneous -- 1.6%
-------------------------------------------------------------------------
     $1,080        New York, United Nations Development
                   Corp., 5.00%, 7/1/06                      $  1,080,853
        720        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                  713,498
-------------------------------------------------------------------------
                                                             $  1,794,351
-------------------------------------------------------------------------
Nursing Home -- 2.8%
-------------------------------------------------------------------------
     $  500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $    498,485
        900        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                           921,330
        170        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                    171,994
        915        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                 909,849
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                  293,139
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 466,135
-------------------------------------------------------------------------
                                                             $  3,260,932
-------------------------------------------------------------------------
Other Revenue -- 2.5%
-------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $    921,960
      1,000        Mohegan Tribe, CT, Gaming Authority,
                   5.375%, 1/1/11                                 976,400
        500        Saint Louis, MO, IDA, (Saint Louis
                   Convention Center), (AMT),
                   7.20%, 12/15/28                                518,435
        500        San Juan, NM, Pueblo Development
                   Authority, 7.00%, 10/15/06                     473,095
-------------------------------------------------------------------------
                                                             $  2,889,890
-------------------------------------------------------------------------
Pooled Loans -- 3.6%
-------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $  2,009,573
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10             1,077,380
      1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                         1,037,340
-------------------------------------------------------------------------
                                                             $  4,124,293
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.6%
-------------------------------------------------------------------------
     $  780        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $    690,440
      1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06(3)                              719,653
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                                289,239
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                                446,095
        245        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                  220,988
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers),
                   7.00%, 2/15/10                                 365,173
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06         408,971
        730        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07              590,351
        495        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33(2)                               418,622
-------------------------------------------------------------------------
                                                             $  4,149,532
-------------------------------------------------------------------------
Special Tax Revenue -- 5.1%
-------------------------------------------------------------------------
     $  500        Battle Creek, MI, Downtown Development
                   Authority, 6.65%, 5/1/02                  $    501,725
        500        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                       534,390
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21         641,800
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25          252,833
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                 501,680
      1,000        Laredo, TX, Certificates of Obligation,
                   4.50%, 2/15/17                                 919,760
        400        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                        371,660
      1,000        New York City, NY, Transitional Finance
                   Authority, 4.75%, 11/15/23                     919,380
      1,000        New York Local Government Assistance
                   Corp., 5.25%, 4/1/16                         1,040,840
        210        Stoneybrook, FL, West Community
                   Development District, 6.45%, 5/1/10            211,363
-------------------------------------------------------------------------
                                                             $  5,895,431
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 2.2%
-------------------------------------------------------------------------
     $  500        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                             $    494,720
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27               999,510
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       1,000,090
-------------------------------------------------------------------------
                                                             $  2,494,320
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.4%
   (identified cost, $114,593,646)                           $114,120,404
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                       $    735,348
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $114,855,752
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2002, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Texas                                               11.1%
Others, representing less than 10% individually     88.3%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 30.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 11.4% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (2)  Non-income producing security.

 (3)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $114,593,646)        $114,120,404
Receivable for investments sold                325,000
Interest receivable                          1,937,642
Receivable for daily variation margin on
   open financial futures contracts             67,500
Prepaid expenses                                   405
------------------------------------------------------
TOTAL ASSETS                              $116,450,951
------------------------------------------------------

Liabilities
------------------------------------------------------
Demand note payable                       $  1,500,000
Due to bank                                     85,133
Accrued expenses                                10,066
------------------------------------------------------
TOTAL LIABILITIES                         $  1,595,199
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $114,855,752
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $115,337,153
Net unrealized depreciation (computed on
   the basis of identified cost)              (481,401)
------------------------------------------------------
TOTAL                                     $114,855,752
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 2002
Investment Income
-----------------------------------------------------
Interest                                  $ 5,634,172
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 5,634,172
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   464,109
Trustees' fees and expenses                     7,608
Custodian fee                                  61,231
Legal and accounting services                  12,840
Miscellaneous                                  16,237
-----------------------------------------------------
TOTAL EXPENSES                            $   562,025
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    30,536
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    30,536
-----------------------------------------------------

NET EXPENSES                              $   531,489
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 5,102,683
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (707,317)
   Financial futures contracts                237,132
-----------------------------------------------------
NET REALIZED LOSS                         $  (470,185)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,271,043)
   Financial futures contracts                (39,566)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,310,609)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,780,794)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,321,889
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED      YEAR ENDED
IN NET ASSETS                             MARCH 31, 2002  MARCH 31, 2001
------------------------------------------------------------------------
From operations --
   Net investment income                  $    5,102,683  $    4,909,712
   Net realized loss                            (470,185)        (88,181)
   Net change in unrealized
      appreciation (depreciation)             (1,310,609)      2,179,292
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    3,321,889  $    7,000,823
------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   50,056,964  $   12,004,221
   Withdrawals                               (25,439,930)    (22,024,768)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $   24,617,034  $  (10,020,547)
------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $   27,938,923  $   (3,019,724)
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of year                      $   86,916,829  $   89,936,553
------------------------------------------------------------------------
AT END OF YEAR                            $  114,855,752  $   86,916,829
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.57%        0.61%       0.65%       0.61%       0.60%
   Expenses after custodian
      fee reduction                    0.54%        0.60%       0.63%       0.60%       0.59%
   Net investment income               5.18%        5.68%       5.49%       5.32%       5.53%
Portfolio Turnover                       12%          13%         27%         26%         41%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.75%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $114,856      $86,917     $89,937     $89,966     $93,127
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of the net investment income to average net assets from 5.16% to 5.18%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of current income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective January 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market discounts on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $74,782 increase in cost of securities and a corresponding $74,782 decrease in net unrealized appreciation, based on securities held by the Portfolio on December 31, 2001.

   The effect of this change for the year ended March 31, 2002 was an increase in net investment income of $23,938, an increase of net realized losses of $997 and a decrease in net unrealized appreciation of $22,941.

   Also in accordance with the revised AICPA Audit and Accounting Guide for Investment Companies, effective January 1, 2001, the Portfolio reclassified losses/gains realized on prepayments received on mortgage-backed securities, previously included in realized gains/losses, as part of interest income.

   The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2002, the fee was equivalent to 0.47% of the Portfolio's average net assets for such period and amounted to $464,109. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2002, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2002, the Portfolio had balances outstanding pursuant to this line of credit of $1,500,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 2002.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $42,214,801 and $11,343,195 respectively, for the year ended March 31, 2002.

5 Federal Income Tax Basis of Investments
-------------------------------------------

   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $114,521,030
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,719,234
    Gross unrealized depreciation               (3,119,860)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (400,626)
    ------------------------------------------------------

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments as of March 31, 2002, is as follows:

                                       FUTURES CONTRACTS
    ---------------------------------------------------------------------------------------
    EXPIRATION                                                       NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION  DEPRECIATION
    ---------------------------------------------------------------------------------------
    6/02         80 U.S. Treasury Bond                     Short     $               (8,159)

   At March 31, 2002, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of National Limited Maturity Municipals Portfolio (the "Portfolio"), including the portfolio of investments, as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 3, 2002

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2002

MANAGEMENT AND ORGANIZATION (UNAUDITED)

FUND MANAGEMENT. The Trustees of Eaton Vance Investment Trust (the Trust), of which Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a series and National Limited Maturity Municipals Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS           FUND AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        AND AGE             PORTFOLIOS       SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)  Trustee         Since 1998        President and Chief              167                    None
Age 42                                                      Executive Officer of
The Eaton Vance Building                                    National Financial
255 State Street                                            Partners (financial
Boston, MA 02109                                            services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            advisor) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co., a
                                                            registered investment
                                                            advisor (July 1997 to
                                                            April 1999). Executive
                                                            Vice President of Smith
                                                            Barney Mutual Funds
                                                            (July 1994 to June
                                                            1997).
James B. Hawkes(2)        Vice President  Vice President    Chairman, President and          172           Director of EVC, EV and
Age 60                    and Trustee     and Trustee of    Chief Executive Officer                                 EVD.
The Eaton Vance Building                  Trust since 1985  of BMR, EVM and their
255 State Street                          and of Portfolio  corporate parent, Eaton
Boston, MA 02109                          since 1992        Vance Corp. (EVC), and
                                                            corporate trustee,
                                                            Eaton Vance, Inc. (EV);
                                                            Vice President of EVD.
                                                            President or officer of
                                                            172 funds managed by
                                                            EVM or its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and the Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2002

MANAGEMENT AND ORGANIZATION (UNAUDITED) CONT'D

DISINTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS           FUND AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        AND AGE             PORTFOLIOS       SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight          Trustee         Trustee of Trust  President of Dwight              172           Trustee/Director of the
Age 70                                    since 1986 and    Partners, Inc.                                 Royce Funds (consisting
The Eaton Vance Building                  of Portfolio      (corporate relations                           of 17 portfolios).
255 State Street                          since 1992        and communications
Boston, MA 02109                                            company).
Samuel L. Hayes, III      Trustee         Trustee of Trust  Jacob H. Schiff                  172           Director of Tiffany &
Age 67                                    since 1986 and    Professor of Investment                        Co. (specialty retailer)
The Eaton Vance Building                  of Portfolio      Banking Emeritus,                              and Telect, Inc.
255 State Street                          since 1992        Harvard University                             (telecommunications
Boston, MA 02109                                            Graduate School of                             services company)
                                                            Business
                                                            Administration.
Norton H. Reamer          Trustee         Trustee of Trust  Chairman and Chief               172                    None
Age 66                                    since 1985 and    Operating Officer,
The Eaton Vance Building                  of Portfolio      Hellman, Jordan
255 State Street                          since 1992        Management Co., Inc.
Boston, MA 02109                                            (an investment
                                                            management company).
                                                            President, Unicorn
                                                            Corporation (investment
                                                            and financial advisory
                                                            services company)
                                                            (since September 2000).
                                                            Formerly, Chairman of
                                                            the Board, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).
Lynn A. Stout             Trustee         Since 1998        Professor of Law,                167                    None
Age 44                                                      University of
The Eaton Vance Building                                    California at Los
255 State Street                                            Angeles School of Law
Boston, MA 02109                                            (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center
                                                            (prior to July 2001).
Jack L. Treynor           Trustee         Trustee of Trust  Investment Adviser and           169                    None
Age 72                                    since 1985 and    Consultant.
The Eaton Vance Building                  of Portfolio
255 State Street                          since 1992
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2002

MANAGEMENT AND ORGANIZATION (UNAUDITED) CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)             TERM OF
     NAME, ADDRESS            WITH THE FUND           OFFICE AND       PRINCIPAL OCCUPATION(S)
        AND AGE              AND PORTFOLIOS      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------
William H. Ahern, Jr.     Vice President of      Since 1998            Vice President of EVM
Age 42                    Portfolio                                    and BMR. Officer of 34
The Eaton Vance Building                                               investment companies
255 State Street                                                       managed by EVM or BMR.
Boston, MA 02109
Thomas J. Fetter          President              President of Trust    Vice President of EVM
Age 58                                           since 1990 and of     and BMR. Officer of 112
The Eaton Vance Building                         Portfolio since 1993  investment companies
255 State Street                                                       managed by EVM or BMR.
Boston, MA 02109
Robert B. MacIntosh       Vice President         Since 1993            Vice President of EVM
Age 45                                                                 and BMR. Officer of 111
The Eaton Vance Building                                               investment companies
255 State Street                                                       managed by EVM or BMR.
Boston, MA 02109
Alan R. Dynner            Secretary              Since 1997            Vice President,
Age 61                                                                 Secretary and Chief
The Eaton Vance Building                                               Legal Officer of BMR,
255 State Street                                                       EVM and EVC; Vice
Boston, MA 02109                                                       President, Secretary
                                                                       and Clerk of EVD.
                                                                       Secretary of 172 funds
                                                                       managed by EVM and its
                                                                       affiliates.
James L. O'Connor         Treasurer              Treasurer of Trust    Vice President of BMR
Age 56                                           since 1989 and of     and EVM; Vice President
The Eaton Vance Building                         Portfolio since 1992  of EVD. Treasurer of
255 State Street                                                       172 funds managed by
Boston, MA 02109                                                       EVM and its affiliates.
----------------------------------------------------------------------------------------------